Fair value measurement - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurement
Impairment of long-term investments	¥ 0	¥ 0	¥ 0
Impairment on acquired intangible assets and fixed assets	0	0	¥ 5,008
Nonrecurring
Fair value measurement
Financial assets, measured at fair value	0	0
Financial liabilities, measured at fair value	¥ 0	¥ 0